UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2011


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

         50 Congress Street Suite 642        Boston           MA          02109
--------------------------------------------------------------------------------
Business Address    (Street)                 (City)        (State)        (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                    Principal                         617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
11/15/2011



Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         48
                                       ------------------------


Form 13F Information Table Value Total:   $ 27,320,316
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                September 30, 2011


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS           NUMBER     (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Aberdeen Asia Pac Incom Fd        Com              003009107   475    68940      68940     0       0       68940         0         0
AllianceBernstein Income Fd       Com              01881E100   371    28500      28500     0       0       28500         0         0
Aust & NZ BnkGrp                  Sponsored ADR    052528304   186    10000      10000     0       0       10000         0         0
Barrick Gold Cp                   Com              067901108  1138    24389      24389     0       0       24389         0         0
Berkshire Hathaway Inc            Cl A             084670108   214        2          2     0       0           2         0         0
BHP Ltd                           Sponsored ADR    088606108   768    11562      11562     0       0       11562         0         0
Blackrock Corporate High Yld FD V Com              09255L106   305    28211      28211     0       0       28211         0         0
Blackrock MA Health & Educ TE     Sh Ben Int       575672100   279    20000      20000     0       0       20000         0         0
Blackrock Senior High Income Ptf  Com              09255T109   221    60544      60544     0       0       60544         0         0
Bristol Myers Squibb              Com              110122108   589    18780      18780     0       0       18780         0         0
Brookfield Asset Mgt              CL A LTD VT SH   112585104   623    22600      22600     0       0       22600         0         0
Calamos Conv. & High Inc Fd       Com Shs          12811P198   586    52784      52784     0       0       52784         0         0
Cigna Corp                        Com              125509109   209     4990       4990     0       0        4990         0         0
Cisco Systems                     Com              17275R102   874    56400      56400     0       0       56400         0         0
DWS Global High Inc               Com              23338W104   182    25300      25300     0       0       25300         0         0
Eagle Bulk Shipping Inc           Com              Y2187A101    60    38300      38300     0       0       38300         0         0
Eaton Vance MA Mu Ic              Sh Ben Int       27886E104   338    22948      22948     0       0       22948         0         0
EDAP TMS S A                      Sponsored ADR    268311107   222   127000     127000     0       0      127000         0         0
Enerplus Resources Fund           Unit Tr G New    29274D604  1460    59510      59510     0       0       59510         0         0
Ericsson LM TelCo.                ADR Cl B Sek10   294821608   544    56920      56920     0       0       56920         0         0
Exxon Mobil Corp                  Com              30231G102   429     5910       5910     0       0        5910         0         0
Ford Motor Co                     Com              345370100   117    12055      12055     0       0       12055         0         0
iShares MSCI Japan Index Fd       Com              464286848   567    59900      59900     0       0       59900         0         0
Lexicon Pharmaceuticals           Com              528872104   103   111600     111600     0       0      111600         0         0
Market Vectors ETR Tr Gold        Gold Miner ETR   57060U100  1474    26700      26700     0       0       26700         0         0
MS/DW Incm                        Com              61745P874   490    28500      28500     0       0       28500         0         0
Network Engines, Inc.             Com              64121A107   611   531089     531089     0       0      531089         0         0
Newmont Mining                    Com              651639106  1376    21864      21864     0       0       21864         0         0
Nordic American Tanker Shipp      Com              G65773106   580    41100      41100     0       0       41100         0         0
Nuveen Mass Prem Inc              Com              67061E108   280    20000      20000     0       0       20000         0         0
Occidental Petro Crp              Com              674599105   736    10300      10300     0       0       10300         0         0
Pimco Income Strategy Fund        Com              72201H108   296    29500      29500     0       0       29500         0         0
Pioneer High income Trust         Com              72369A106   654    39986      39986     0       0       39986         0         0
Pioneer Muni High                 Com              723762100   208    14334      14334     0       0       14334         0         0
Proshares                         Ult Shr S&P500   74347X856  1491    72800      72800     0       0       72800         0         0
Proshares                         PSHS Ultsh 20yrs 74347R297   791    40700      40700     0       0       40700         0         0
Putnam Mgmt Muni Tr               Com              746823103   212    28467      28467     0       0       28467         0         0
RF Microdevices Inc.              Com              749941100   543    85600      85600     0       0       85600         0         0
SPDR Gold Trust                   Gold Shr         78463V107  1707    10800      10800     0       0       10800         0         0
SPDR Trust                        Unit Ser 1       78462F103   241     2126       2126     0       0        2126         0         0
Telefonos de Mexico SAB           Sp ADR REP ORD   879403780   152    10200      10200     0       0       10200         0         0
Tellabs, Inc.                     Com              879664100   175    40700      40700     0       0       40700         0         0
Thermo Fisher Scientific          Com              883556102  1225    24200      24200     0       0       24200         0         0
Toreador Resources Cp             Com              891050106  1227   399600     399600     0       0      399600         0         0
Triangle Pete Corp                Com              883556102   324    90200      90200     0       0       90200         0         0
Verizon Comm                      Com              92343V104   356     9672       9672     0       0        9672         0         0
WisdomTree Trust                  Chinese Yuan ETF 97717W182   675    26700      26700     0       0       26700         0         0
Xcel Energy                       Com              98389B100   640    25925      25925     0       0       25925         0         0

